OPERATING LEASES (Cost and Accumulated Depreciation of Vessels Leased to Third Parties on Non-cancelable Operating Leases) (Details) - Vessels leased to others - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Cost	$ 3,062,551	$ 3,393,588
Accumulated depreciation	(614,698)	(610,622)
Total	$ 2,447,853	$ 2,782,966